Securities Act File No. 333-131477

ICA No. 811- 21845

As filed with the Securities and Exchange Commission on August 21 , 2006

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                       [     ]

Pre-Effective Amendment No. 4                                                                [ X  ]

Post-Effective Amendment No. ___                                                         [     ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [    ]

Pre-Effective Amendment No.   4                                                               [ X ]

Post-Effective Amendment No.     _

(Check Appropriate Box or Boxes)

Ralph Parks Portfolios Trust

(Exact Name of Registrant as Specified in Charter)

Meadowgate Office Park

101 Sully's Trail, Building 10

Pittsford, NY 14534

Attention:  Aletha Steehler

 (Address of Principal Executive Offices)(Zip Code)

(585) 248-5700

 (Registrant's Telephone Number, Including Area Code)

With a copy to:

Thomas R. Westle, Esq. Blank Rome LLP The Chrysler Building 405 Lexington Avenue New York, New York 10174 (212) 885-5239	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

As soon as practicable after the effective date

(Approximate Date of Proposed Public Offering)

Shares of Beneficial Interest

(Title of Securities Being Registered)

1

It is proposed that this filing will become effective (check appropriate box):

( )         immediately upon filing pursuant to paragraph (b).

( )         on (date) pursuant to paragraph (b).

( )         60 days after filing pursuant to paragraph (a)(1).

( )         on (date) pursuant to paragraph (a)(1).

( )         75 days after filing pursuant to paragraph (a)(2).

( )         on (date) pursuant to paragraph (a)(2) of Rule 485.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE

OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

2

The Prospectus and Statement of Additional Information as filed on August 16, 2006 as part of Pre-Effective Amendment No. 3 to the Registration Statement of Ralph Parks Portfolios Trust are incorporated herein by reference.

1

Ralph Parks Portfolios Trust

PART C

OTHER INFORMATION

ITEM 23.              EXHIBITS.

(a)(1) (a)(2)	Amended and Restated Agreement and Declaration of Trust dated as of August 2 1 , 2006 ( [4] ) Certificate of Trust as filed with the State of Delaware on January 25, 2006. (1)
(b)	By-Laws, effective as of January 25, 2006 (1)
(c)

Instruments Defining Rights of Security Holders. (1)

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)	Management Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Ralph Parks Investment Group, LLC. (2)
(e)	Underwriting Agreement between the Registrant, on behalf of Ralph Parks Cyclical Equity Fund and Aquarius Fund Distributors LLC. (2)
(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)	Custody Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and The Bank of New York. (2)
(h)(1) (h)(2) (h)(3) (h)(4)

Fund Accounting Service Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Gemini Fund Services, LLC. (2)

Administration Service Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Gemini Fund Services, LLC. (2)

Transfer Agency Service Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Gemini Fund Services, LLC. (2)

Form of Expense Limitation Agreement between the Registrant, on behalf of the Ralph Parks Cyclical Equity Fund and Ralph Parks Investment Group, LLC. (3)

(i)	Opinion and Consent of Counsel. ( [4] )
(j)	Consent of Independent Auditors. (3)
(k)	Omitted Financial Statements. Not Applicable.
(l)	Initial Capital Agreements. Not Applicable
(m)	Rule 12b-1 Plan (3)
(n)	Rule 18f-3 Plan. Not Applicable.
(p)(1) (p)(2) (p)(3)	Code of Ethics of Ralph Parks Portfolio Trust. (2) Code of Ethics of Ralph Parks Investment Group, LLC. (2) Code of Ethics of Aquarius Fund Distributors, LLC. (2)
Power of Attorney ( [2] ) (3)

(1)          Previously filed in connection with the Fund’s registration statement on Form N-1A filed on February 2, 2006

(2)          Previously filed in connection with the Fund’s Pre-Effective Amendment No. 2 to its registration statement filed on August 8, 2006.

(3)          Previously filed in connection with the Fund’s Pre-Effective Amendment No. 3 to its registration statement filed on August 16, 2006.

(4)          Filed herewith

ITEM 24.           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25.           INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

ITEM 26.           BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of Ralph Parks Investment Group, LLC, the Adviser to the Ralph Parks Cyclical Equity Fund, is hereby incorporated herein by reference to the section of the Prospectus captions “Fund Management” and to the section of the Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of Ralph Parks Investment Group, LLC is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated January 18, 2006.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

ITEM 27.           PRINCIPAL UNDERWRITER.

(a)         Aquarius Fund Distributors, LLC (“AFD”), the principal underwriter of the Registrant, also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, New River Funds, the North Country Funds, Northern Lights Fund Trust, Northern Lights Variable Trust, Roge Partners Funds, Ralph Parks Portfolio Trust, The Saratoga Advantage Trust, and YieldQuest Funds Trust.

(b)         AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.  The principal business address of AFD is 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114.  AFD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of AFD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Patrick Clarke	Manager	None
Brian Nielsen	Manager, President, Secretary	None
Brian Vinchur	Treasurer	None

(c)         Not Applicable.

ITEM 28.           LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

The Bank of New York, located at One Wall Street, New York, New York 10286, provides custodian services to the Ralph Parks Cyclical Equity Fund pursuant to a Custody Agreement  between The Bank of New York and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

Aquarius Fund Distributors, LLC, located at 4020 South 147th street, Omaha, Nebraska 68137, serves as principal underwriter for the Ralph Parks Cyclical Equity Fund, maintain all records required to be maintained pursuant to the Fund’s Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Ralph Parks Investment Group, LLC, located at Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford, New York, 14534, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Ralph Parks Cyclical Equity Fund.

ITEM 29.           MANAGEMENT SERVICES.

Not applicable.

ITEM 30.           UNDERTAKINGS.

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Rochester, State of New York on the 21st day of August  2006.

                                                                                       RALPH PARKS PORTFOLIOS TRUST

                                                                                                                    (Registrant)

                                                                        By:         /s/Ralph Parks

                                                                                       Ralph Parks, President, Chief Executive Officer,

 Chief Investment Officer, Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Pre-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Stephen Hill *	Trustee	August 21 , 2006
John Horvath *	Trustee	August 21 , 2006
Linda Postler *	Trustee	August 21 , 2006
Felix Rivera *	Trustee	August 21 , 2006
Kelly Shea *	Trustee	August 21 , 2006
Richard Thomson *	Trustee	August 21 , 2006
/s/ Ralph Parks Ralph Parks	President, Chief Executive Officer and Chief Investment Officer; Trustee	August 21 , 2006
Nancy P. Geary *	Trustee	August 21 , 2006
/s/ Rajiv Dixit Rajiv Dixit	Treasurer, Principal Accounting & Financial Officer	August 21 , 2006

By:                                                    Date:

/s/Ralph Parks______________                     August 21 , 2006

Ralph Parks*

*Attorney-in-Fact – Pursuant to Powers of Attorney filed in Pre-Effective Amendment No. 2 to the Registration Statement on August 8, 2006 and in Pre-Effective Amendment No. 3 to the Registration Statement on August 16, 2006.

EXHIBIT INDEX

EXHIBITS	EXHIBIT NO.
Amended and Restated Agreement and Declaration of Trust dated as of August 21, 2006	EX.99.23.a.1
Opinion and Consent of Counsel.	EX.99.23.i